Pay vs Performance Disclosure - USD ($)	5 Months Ended	12 Months Ended					18 Months Ended	37 Months Ended
	Jul. 29, 2024	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 31, 2026	Mar. 12, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VS. PERFORMANCE DISCLOSURE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance measures of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”

									Value of Initial Fixed $100 Investment Based On:

Year	SCT Total for Mr. Coughlin (1)	SCT Total for Mr. Mohan (1)	SCT Total for Mr. Anderson (1)(2)	Compensation Actually Paid to Mr. Coughlin (3)	Compensation Actually Paid to Mr. Mohan (3)	Compensation Actually Paid for Mr. Anderson (2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs (4)	Average Compensation Actually Paid to Non-CEO NEOs (5)	Total Shareholder Return (6)	Peer Group Total Shareholder Return (7)	Net Income ($M)(8)	Adjusted EBITDA ($M)(9)

2025	$—	$—	$14,366,907	$—	$—	$10,987,788	$3,514,955	$3,044,587	$10.33	$106.85	$9.1	$408.2

2024	$3,289,320	$10,598,129	$18,292,397	$1,274,530	$8,803,513	$18,913,604	$4,700,320	$5,189,682	$11.63	$117.09	$(101.8)	$336.5

2023	$7,139,463	$—	$—	$(23,282,472)	$—	$—	$2,329,437	$(3,247,683)	$8.44	$116.84	$(1,280.2)	$401.1

2022	$19,590,453	$—	$—	$(11,340,890)	$—	$—	$6,618,539	$4,513,569	$39.93	$87.14	$89.9	$530.8

2021	$4,025,740	$—	$—	$(63,071,055)	$—	$—	$2,890,921	$(2,050,650)	$62.24	$105.55	$159.8	$548.4

(1)
During fiscal 2021 through fiscal 2025, the following individuals served as principal executive officer (PEO) during the time periods set forth below:

Name	Dates as PEO During Fiscal 2021 through Fiscal 2025

Ronald Coughlin, Jr.	January 31, 2021, through March 12, 2024

R. Michael Mohan	March 13, 2024, through July 29, 2024

Joel Anderson	July 29, 2024, through January 31, 2026

The amounts shown represent the amounts reported in the “Total” column of the Summary Compensation Table for the applicable PEO in each of the fiscal years.

(2)
Mr. Anderson's Summary Compensation Table total and "compensation actually paid" amounts for 2024 have been adjusted to include Petco matching contributions under our nonqualified deferred compensation plan that were previously excluded.
(3)
Amounts in this column represent the amount of “compensation actually paid” to the applicable PEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to total compensation to determine the 2025 compensation actually paid:

2025	Joel Anderson

Summary Compensation Table Total	$14,366,907

Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	$(11,000,004)

Plus, year-end fair value of outstanding and unvested equity awards granted during the year	$11,093,163

Plus, year over year change in fair value of outstanding and unvested equity awards granted during prior years	$(2,655,446)

Plus, fair value as of the vesting date of equity awards granted and vested during the year	$—

Plus, change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested during the year	$(816,833)

Less, previous year-end value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year	$—

Compensation Actually Paid to PEO	$10,987,788

(4)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO(s)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Sabrina Simmons, Michael Romanko, Joe Venezia, Holly May, Brian LaRose, and Jack Stout; (ii) for 2024, Brian LaRose, Glenn Murphy, Holly May, Joe Venezia, Amy College, and John Zavada; (iii) for 2022 and 2023, Brian LaRose, Darren MacDonald, Justin Tichy, and Amy College; and (iv) for 2021, Brian LaRose, Michael Nuzzo, Darren MacDonald, John Zavada, and Justin Tichy.
(5)
Amounts in this column represent the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding our PEO(s)), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to total compensation to determine the 2025 compensation actually paid:

2025	Non-PEO NEO Average

Average Summary Compensation Table Total	$3,514,955

Less, average value of Stock Awards and Option Awards reported in Summary Compensation Table	$(2,141,671)

Plus, average year-end fair value of outstanding and unvested equity awards granted during the year	$1,970,026

Plus, average year over year change in fair value of outstanding and unvested equity awards granted during prior years	$(274,124)

Plus, average fair value as of the vesting date of equity awards granted and vested during the year	$—

Plus, average change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested during the year	$(24,599)

Less, average previous year-end value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year	$—

Average Compensation Actually Paid to Non-PEO NEOs	$3,044,587

(6)
Cumulative total shareholder return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period. For purposes of these amounts, the beginning of the measurement period is January 31, 2021.
(7)
The peer group used for this purpose is the following published industry index: S&P Retail Select Industry Index, which is the Company’s industry index utilized in the Performance Graph set forth in our Annual Report on Form 10-K for fiscal 2025.
(8)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
		Adjusted EBITDA is calculated as our net income, adjusted for the following items: interest expense, income tax benefit or expense, depreciation and amortization, loss on partial extinguishment of debt, goodwill and asset impairment, equity-based compensation expense, other non-operating income or loss, investee and joint venture income, and other costs (restructuring costs, severance expenses, business divestiture costs, and certain non-ordinary course legal matters). This definition is consistent with the description provided in our Annual Report on Form 10-K for the fiscal year ended January 31, 2026, under the heading “Reconciliation of Non-GAAP Financial Measures to GAAP Measures.”
Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote
(4)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO(s)) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Sabrina Simmons, Michael Romanko, Joe Venezia, Holly May, Brian LaRose, and Jack Stout; (ii) for 2024, Brian LaRose, Glenn Murphy, Holly May, Joe Venezia, Amy College, and John Zavada; (iii) for 2022 and 2023, Brian LaRose, Darren MacDonald, Justin Tichy, and Amy College; and (iv) for 2021, Brian LaRose, Michael Nuzzo, Darren MacDonald, John Zavada, and Justin Tichy.

Peer Group Issuers, Footnote		The peer group used for this purpose is the following published industry index: S&P Retail Select Industry Index, which is the Company’s industry index utilized in the Performance Graph set forth in our Annual Report on Form 10-K for fiscal 2025.
Adjustment To PEO Compensation, Footnote
(2)
Mr. Anderson's Summary Compensation Table total and "compensation actually paid" amounts for 2024 have been adjusted to include Petco matching contributions under our nonqualified deferred compensation plan that were previously excluded.
(3)
Amounts in this column represent the amount of “compensation actually paid” to the applicable PEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to total compensation to determine the 2025 compensation actually paid:

2025	Joel Anderson

Summary Compensation Table Total	$14,366,907

Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	$(11,000,004)

Plus, year-end fair value of outstanding and unvested equity awards granted during the year	$11,093,163

Plus, year over year change in fair value of outstanding and unvested equity awards granted during prior years	$(2,655,446)

Plus, fair value as of the vesting date of equity awards granted and vested during the year	$—

Plus, change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested during the year	$(816,833)

Less, previous year-end value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year	$—

Compensation Actually Paid to PEO	$10,987,788

Non-PEO NEO Average Total Compensation Amount		$ 3,514,955	$ 4,700,320	$ 2,329,437	$ 6,618,539	$ 2,890,921
Non-PEO NEO Average Compensation Actually Paid Amount		$ 3,044,587	5,189,682	(3,247,683)	4,513,569	(2,050,650)
Adjustment to Non-PEO NEO Compensation Footnote
(5)
Amounts in this column represent the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding our PEO(s)), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In accordance with SEC rules, the following adjustments were made to total compensation to determine the 2025 compensation actually paid:

2025	Non-PEO NEO Average

Average Summary Compensation Table Total	$3,514,955

Less, average value of Stock Awards and Option Awards reported in Summary Compensation Table	$(2,141,671)

Plus, average year-end fair value of outstanding and unvested equity awards granted during the year	$1,970,026

Plus, average year over year change in fair value of outstanding and unvested equity awards granted during prior years	$(274,124)

Plus, average fair value as of the vesting date of equity awards granted and vested during the year	$—

Plus, average change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested during the year	$(24,599)

Less, average previous year-end value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year	$—

Average Compensation Actually Paid to Non-PEO NEOs	$3,044,587

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

As described in greater detail in “Executive Compensation— Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•
Adjusted EBITDA;
•
Adjusted FCF;
•
Revenue; and
•
Absolute TSR.

Total Shareholder Return Amount		$ 10.33	11.63	8.44	39.93	62.24
Peer Group Total Shareholder Return Amount		106.85	117.09	116.84	87.14	105.55
Net Income (Loss)		$ 9,100,000	$ (101,800,000)	$ (1,280,200,000)	$ 89,900,000	$ 159,800,000
Company Selected Measure Amount		408,200,000	336,500,000	401,100,000	530,800,000	548,400,000
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description
(9)
Adjusted EBITDA is calculated as our net income, adjusted for the following items: interest expense, income tax benefit or expense, depreciation and amortization, loss on partial extinguishment of debt, goodwill and asset impairment, equity-based compensation expense, other non-operating income or loss, investee and joint venture income, and other costs (restructuring costs, severance expenses, business divestiture costs, and certain non-ordinary course legal matters). This definition is consistent with the description provided in our Annual Report on Form 10-K for the fiscal year ended January 31, 2026, under the heading “Reconciliation of Non-GAAP Financial Measures to GAAP Measures.”

Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted FCF
Measure:: 3
Pay vs Performance Disclosure
Name		Revenue
Measure:: 4
Pay vs Performance Disclosure
Name		Absolute TSR
R. Michael Mohan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,598,129
PEO Actually Paid Compensation Amount			8,803,513
PEO Name	R. Michael Mohan
Joel Anderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 14,366,907	18,292,397
PEO Actually Paid Compensation Amount		10,987,788	18,913,604
PEO Name							Joel Anderson
Ronald Coughlin, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,289,320	$ 7,139,463	$ 19,590,453	$ 4,025,740
PEO Actually Paid Compensation Amount			$ 1,274,530	$ (23,282,472)	$ (11,340,890)	$ (63,071,055)
PEO Name								Ronald Coughlin, Jr.
PEO | Joel Anderson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(11,000,004)
PEO | Joel Anderson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,093,163
PEO | Joel Anderson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,655,446)
PEO | Joel Anderson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Joel Anderson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(816,833)
PEO | Joel Anderson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,141,671)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,970,026
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(274,124)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(24,599)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount